Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 472.1	$ 0.0
Long-term debt	536.5	1,107.5
Total debt	1,008.6	1,107.5
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	472.1	0.0
Long-term debt	538.8	1,111.1
Total debt	1,010.9	1,111.1	$ 1,190.6
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	(2.3)	(3.6)
Total debt	$ (2.3)	$ (3.6)	$ 96.9